SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 12, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held outside the trust account		$ 9,007	$ 24,278	$ 70,236
Working capital deficit		$ 5,800,000	$ 3,100,000
Substantial doubt about going concern		true	true
Cash equivalents		$ 0	$ 0	0
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0
Antidilutive securities excluded from computation of earnings per share		18,650,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		18,650,000
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units issued	23,000,000
Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			18,650,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			18,650,000
Class A common stock | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units issued	23,000,000